UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to ____________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013611

BFLD Trust 2025-EWEST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Kunal K. Singh, (212) 834-5467
Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G (the “Original Form ABS-15G”) filed by J.P. Morgan Chase Commercial Mortgage Securities Corp. on May 22, 2025 (SEC Accession No. 0001539497-25-001505). The purpose of this amendment is to replace (i) the agreed-upon procedures report, dated May 22, 2025, and furnished as Exhibit 1 to the Original Form ABS-15G with the agreed-upon procedures report, dated June 2, 2025, and furnished as Exhibit 1 to this Form ABS-15G/A and (ii) the underwriting information comparison agreed-upon procedures report, dated May 22, 2025, and furnished as Exhibit 2 to the Original Form ABS-15G with the underwriting information comparison agreed-upon procedures report, dated June 2, 2025, and furnished as Exhibit 2 to this Form ABS-15G/A. Effective upon the filing of this Form ABS-15G/A, Exhibit 1 and Exhibit 2 to the Original Form ABS-15G are replaced and superseded in their entirety by Exhibit 1 and Exhibit 2, respectively, to this Form 15-G/A.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated June 2, 2025, of PricewaterhouseCoopers LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

Attached as Exhibit 2 hereto is an underwriting information comparison agreed-upon procedures report, dated June 2, 2025, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 2, 2025	J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

	By:	/s/ Kunal K. Singh
		Name:	Kunal K. Singh
		Title:	President and Chief Executive Officer

Exhibit 1	Agreed-upon procedures report, dated June 2, 2025, of PricewaterhouseCoopers LLP.

Exhibit 2	Underwriting information comparison agreed-upon procedures report, dated June 2, 2025, of Ernst & Young LLP.